Investments - Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2018 USD ($)
Cost or Amortized Cost
Total	$ 128.0
Fair Value
Total	123.4
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	0.8
Due after one year through five years	1.4
Due after five years through ten years	9.1
Due after ten years	39.6
Total, with single maturity	50.9
Fair Value
Due in one year or less	0.8
Due after one year through five years	1.3
Due after five years through ten years	8.9
Due after ten years	37.7
Total, with single maturity	48.7
Asset-backed
Cost or Amortized Cost
Total, without single maturity	65.0
Fair Value
Total, without single maturity	63.2
Commercial mortgage-backed
Cost or Amortized Cost
Total, without single maturity	3.5
Fair Value
Total, without single maturity	3.3
Residential mortgage-backed
Cost or Amortized Cost
Total, without single maturity	8.6
Fair Value
Total, without single maturity	$ 8.2